Management Report - Corporate Divisions - Private & Commercial Bank (Detail) - Private & Commercial Bank [Member]		3 Months Ended		6 Months Ended
		Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)
Net revenues [Abstract]
Private & Commercial Business (Germany)		€ 1,670,000,000	€ 1,635,000,000	€ 3,377,000,000	€ 3,471,000,000
Private and Commercial Business (International)	[1]	366,000,000	376,000,000	725,000,000	750,000,000
Wealth Management (Global)		429,000,000	470,000,000	856,000,000	896,000,000
Exited Businesses	[2]	21,000,000	62,000,000	41,000,000	65,000,000
Total net revenues		2,486,000,000	2,542,000,000	4,999,000,000	5,182,000,000
of which [Abstract]
Net interest income		1,510,000,000	1,516,000,000	2,988,000,000	3,001,000,000
Commission and fee income		775,000,000	793,000,000	1,595,000,000	1,661,000,000
Remaining income		201,000,000	233,000,000	416,000,000	520,000,000
Provision for credit losses		87,000,000	86,000,000	204,000,000	174,000,000
Noninterest expenses [Abstract]
Compensation and benefits		973,000,000	1,003,000,000	1,946,000,000	1,982,000,000
General and administrative expenses		1,136,000,000	1,181,000,000	2,297,000,000	2,445,000,000
Impairment of goodwill and other intangible assets		545,000,000	0	545,000,000	0
Restructuring activities		(13,000,000)	11,000,000	(39,000,000)	(7,000,000)
Total noninterest expenses		2,640,000,000	2,194,000,000	4,749,000,000	4,421,000,000
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		(241,000,000)	262,000,000	46,000,000	586,000,000
Total assets (in EUR, as of quarter-end)		345,000,000,000	338,000,000,000	345,000,000,000	338,000,000,000
Loans (gross of allowances for loan losses, in EUR, as of quarter-end)		272,000,000,000	268,000,000,000	272,000,000,000	268,000,000,000
Assets under Management (in EUR, as of quarter-end)		€ 505,000,000,000	€ 503,000,000,000	€ 505,000,000,000	€ 503,000,000,000
Employees (full-time equivalent, as of quarter-end)		40,932	43,614	40,932	43,614

[1]	Covers operations in Belgium, India, Italy and Spain.
[2]	Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.